Capital Stock (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013 Y	Sep. 30, 2013 Y
Capital Stock 1		25,000,000
Capital Stock 2		150,000,000
Capital Stock 3		222,222
Capital Stock 4		$ 3.60
Capital Stock 5		$ 800,000
Capital Stock 6		333,000
Capital Stock 7		92,500
Capital Stock 8		$ 3.60
Capital Stock 9		150,000
Capital Stock 10		$ 3.50
Capital Stock 11		525,000
Capital Stock 12		$ 5.00
Capital Stock 13		10,000
Capital Stock 14		$ 4.50
Capital Stock 15		45,000
Capital Stock 16		50,000
Capital Stock 17		$ 3.86
Capital Stock 18		193,000
Capital Stock 19		65,000
Capital Stock 20		65,000
Capital Stock 21		$ 5.24
Capital Stock 22		340,600
Capital Stock 23		25,000
Capital Stock 24		$ 5.07
Capital Stock 25		126,750
Capital Stock 26		142,698
Capital Stock 27		$ 4.25
Capital Stock 28		606,467
Capital Stock 29		$ 5.00
Capital Stock 30		25,000
Capital Stock 31		$ 2.63
Capital Stock 32		65,750
Capital Stock 33		25,000
Capital Stock 34		$ 2.50
Capital Stock 35		62,500
Capital Stock 36		89,148
Capital Stock 37		$ 2.25
Capital Stock 38		200,583
Capital Stock 39		$ 4.00
Capital Stock 40		10,800
Capital Stock 41		$ 2.25
Capital Stock 42		24,300
Capital Stock 43		$ 4.00
Capital Stock 44		2,500
Capital Stock 45		$ 2.00
Capital Stock 46		5,000
Capital Stock 47		75,000
Capital Stock 48		36,000
Capital Stock 49		$ 2.25
Capital Stock 50		81,000
Capital Stock 51		$ 4.00
Capital Stock 52		8,100
Capital Stock 53		29,227
Capital Stock 54		$ 2.25
Capital Stock 55		495,556
Capital Stock 56		$ 2.25
Capital Stock 57		1,115,000
Capital Stock 58		$ 2.25
Capital Stock 59		22,222
Capital Stock 60		$ 2.51
Capital Stock 61		500,000
Capital Stock 62		128,888
Capital Stock 63		$ 2.25
Capital Stock 64		289,998
Capital Stock 65		40,000
Capital Stock 66		$ 4.00
Capital Stock 67		88,888
Capital Stock 68		$ 2.25
Capital Stock 69		19,000
Capital Stock 70		266,666
Capital Stock 71		$ 2.25
Capital Stock 72		600,000
Capital Stock 73		$ 2.25
Capital Stock 74		300,000
Capital Stock 75		49,505
Capital Stock 76		$ 2.02
Capital Stock 77		92,499
Capital Stock 78		$ 2.60
Capital Stock 79		240,498
Capital Stock 80		$ 3.50
Capital Stock 81		9,825
Capital Stock 82		$ 2.85
Capital Stock 83		941,000
Capital Stock 84		$ 2.50
Capital Stock 85		2,352,500
Capital Stock 86		$ 3.50
Capital Stock 87		400,000
Capital Stock 88		1,000,000
Capital Stock 89		3.50
Capital Stock 90		1,444,000
Capital Stock 91		444,000
Capital Stock 92		3.50
Capital Stock 93		3.15
Capital Stock 94		68.45%
Capital Stock 95		1.5
Capital Stock 96		0.00%
Capital Stock 97		163,000
Capital Stock 98		$ 2.75
Capital Stock 99		448,250
Capital Stock 100		$ 3.75
Capital Stock 101		9,000
Capital Stock 102		$ 2.75
Capital Stock 103		$ 3.75
Capital Stock 104		510,638
Capital Stock 105		$ 2.35
Capital Stock 106		82,310
Capital Stock 107		$ 2.25
Capital Stock 108		$ 3.50
Capital Stock 109		245,748
Capital Stock 110		$ 2.25
Capital Stock 111		$ 3.00
Capital Stock 112		393,846
Capital Stock 113		$ 2.75
Capital Stock 114		1,083,075
Capital Stock 115		$ 4.50
Capital Stock 116		65,363
Capital Stock 117		3,636
Capital Stock 118		$ 2.75
Capital Stock 119		$ 4.50
Capital Stock 120		853,075
Capital Stock 121		2.50
Capital Stock 122		504,160
Capital Stock 123		$ 3.00
Capital Stock 124		3.00
Capital Stock 125		4.12
Capital Stock 126		78.33%
Capital Stock 127		2
Capital Stock 128		0.00%
Capital Stock 129		0.52%
Capital Stock 130		145,063
Capital Stock 131		$ 4.12
Capital Stock 132		398,922
Capital Stock 133		26,032
Capital Stock 134		198,738
Capital Stock 135		181,818
Capital Stock 136		$ 4.12
Capital Stock 137		500,000
Capital Stock 138		249,090
Capital Stock 139		29,851
Capital Stock 140		$ 3.35
Capital Stock 141		100,000
Capital Stock 142		$ 4.50
Capital Stock 143		2,985
Capital Stock 144		$ 3.35
Capital Stock 145		$ 4.50
Capital Stock 146		61,014
Capital Stock 147		$ 3.75
Capital Stock 148		228,800
Capital Stock 149		$ 5.25
Capital Stock 150		33,334
Capital Stock 151		$ 3.00
Capital Stock 152		100,000
Capital Stock 153		$ 4.00
Capital Stock 154		700,000
Capital Stock 155		$ 2.25
Capital Stock 156		1,575,000
Capital Stock 157		650,000
Capital Stock 158		975,000
Capital Stock 159		$ 2.00
Capital Stock 160		84,963
Capital Stock 161		975,000
Capital Stock 162		84,963
Capital Stock 163		2.00
Capital Stock 164		1.50
Capital Stock 165		69.00%
Capital Stock 166		1
Capital Stock 167		0.00%
Capital Stock 168		0.10%
Capital Stock 169		615,600
Capital Stock 170		$ 1.25
Capital Stock 171		769,500
Capital Stock 172		$ 2.00
Capital Stock 173		77,000
Capital Stock 174		8,000
Capital Stock 175		$ 2.00
Capital Stock 176		15,896
Capital Stock 177		15,896
Capital Stock 178		2.00
Capital Stock 179		1.74
Capital Stock 180		84.88%
Capital Stock 181		1
Capital Stock 182		0.15%
Capital Stock 183		0.00%
Capital Stock 184		270,000
Capital Stock 185		$ 1.25
Capital Stock 186		337,500
Capital Stock 187		$ 2.00
Capital Stock 188		33,750
Capital Stock 189		2,700,513
Capital Stock 190		1,297,889
Capital Stock 191		52,367
Capital Stock 192		$ 0.75
Capital Stock 193		75,000
Capital Stock 194		4,208,910
Capital Stock 195		549,000
Capital Stock 196		26,058
Capital Stock 197		1,108,506
Capital Stock 198		$ 0.75
Capital Stock 199		2,196,133
Capital Stock 200		$ 0.40
Capital Stock 201		878,453
Capital Stock 202		$ 0.75
Capital Stock 203		89,680
Capital Stock 204		43,923
Capital Stock 205		$ 0.75
Capital Stock 206		16,494
Capital Stock 207		6,448,966
Capital Stock 208		$ 0.001
Capital Stock 209		1.50
Capital Stock 210		60,000
Capital Stock 211		120,000
Capital Stock 212		$ 0.50
Capital Stock 213		$ 1.00
Capital Stock 1	6
Capital Stock 2	25,000,000
Capital Stock 3	150,000,000
Capital Stock 4	222,222
Capital Stock 5	$ 3.60
Capital Stock 6	800,000
Capital Stock 7	333,000
Capital Stock 8	92,500
Capital Stock 9	$ 3.60
Capital Stock 10	150,000
Capital Stock 11	$ 3.50
Capital Stock 12	525,000
Capital Stock 13	$ 5.00
Capital Stock 14	10,000
Capital Stock 15	$ 4.50
Capital Stock 16	45,000
Capital Stock 17	50,000
Capital Stock 18	$ 3.86
Capital Stock 19	193,000
Capital Stock 20	65,000
Capital Stock 21	65,000
Capital Stock 22	$ 5.24
Capital Stock 23	340,600
Capital Stock 24	25,000
Capital Stock 25	$ 5.07
Capital Stock 26	126,750
Capital Stock 27	142,698
Capital Stock 28	$ 4.25
Capital Stock 29	606,467
Capital Stock 30	$ 5.00
Capital Stock 31	25,000
Capital Stock 32	$ 2.63
Capital Stock 33	65,750
Capital Stock 34	25,000
Capital Stock 35	$ 2.50
Capital Stock 36	62,500
Capital Stock 37	89,148
Capital Stock 38	$ 2.25
Capital Stock 39	200,583
Capital Stock 40	$ 4.00
Capital Stock 41	10,800
Capital Stock 42	$ 2.25
Capital Stock 43	24,300
Capital Stock 44	$ 4.00
Capital Stock 45	2,500
Capital Stock 46	$ 2.00
Capital Stock 47	5,000
Capital Stock 48	75,000
Capital Stock 49	36,000
Capital Stock 50	$ 2.25
Capital Stock 51	81,000
Capital Stock 52	$ 4.00
Capital Stock 53	8,100
Capital Stock 54	29,227
Capital Stock 55	$ 2.25
Capital Stock 56	495,556
Capital Stock 57	$ 2.25
Capital Stock 58	1,115,000
Capital Stock 59	$ 2.25
Capital Stock 60	22,222
Capital Stock 61	$ 2.51
Capital Stock 62	500,000
Capital Stock 63	128,888
Capital Stock 64	$ 2.25
Capital Stock 65	289,998
Capital Stock 66	40,000
Capital Stock 67	$ 4.00
Capital Stock 68	88,888
Capital Stock 69	$ 2.25
Capital Stock 70	19,000
Capital Stock 71	266,666
Capital Stock 72	$ 2.25
Capital Stock 73	600,000
Capital Stock 74	$ 2.25
Capital Stock 75	300,000
Capital Stock 76	49,505
Capital Stock 77	$ 2.02
Capital Stock 78	92,499
Capital Stock 79	$ 2.60
Capital Stock 80	240,498
Capital Stock 81	$ 3.50
Capital Stock 82	9,825
Capital Stock 83	$ 2.85
Capital Stock 84	941,000
Capital Stock 85	$ 2.50
Capital Stock 86	2,352,500
Capital Stock 87	$ 3.50
Capital Stock 88	400,000
Capital Stock 89	1,000,000
Capital Stock 90	3.50
Capital Stock 91	1,444,000
Capital Stock 92	444,000
Capital Stock 93	3.50
Capital Stock 94	3.15
Capital Stock 95	68.45%
Capital Stock 96	1.5
Capital Stock 97	0.00%
Capital Stock 98	163,000
Capital Stock 99	$ 2.75
Capital Stock 100	448,250
Capital Stock 101	$ 3.75
Capital Stock 102	9,000
Capital Stock 103	$ 2.75
Capital Stock 104	$ 3.75
Capital Stock 105	510,638
Capital Stock 106	$ 2.35
Capital Stock 107	82,310
Capital Stock 108	$ 2.25
Capital Stock 109	$ 3.50
Capital Stock 110	245,748
Capital Stock 111	$ 2.25
Capital Stock 112	$ 3.00
Capital Stock 113	393,846
Capital Stock 114	$ 2.75
Capital Stock 115	1,083,075
Capital Stock 116	$ 4.50
Capital Stock 117	65,363
Capital Stock 118	3,636
Capital Stock 119	$ 2.75
Capital Stock 120	$ 4.50
Capital Stock 121	853,075
Capital Stock 122	2.50
Capital Stock 123	504,160
Capital Stock 124	$ 3.00
Capital Stock 125	3.00
Capital Stock 126	4.12
Capital Stock 127	78.33%
Capital Stock 128	2
Capital Stock 129	0.00%
Capital Stock 130	0.52%
Capital Stock 131	145,063
Capital Stock 132	$ 4.12
Capital Stock 133	398,922
Capital Stock 134	26,032
Capital Stock 135	198,738
Capital Stock 136	181,818
Capital Stock 137	$ 4.12
Capital Stock 138	500,000
Capital Stock 139	249,090
Capital Stock 140	29,851
Capital Stock 141	$ 3.35
Capital Stock 142	100,000
Capital Stock 143	$ 4.50
Capital Stock 144	2,985
Capital Stock 145	$ 3.35
Capital Stock 146	$ 4.50
Capital Stock 147	61,014
Capital Stock 148	$ 3.75
Capital Stock 149	228,800
Capital Stock 150	$ 5.25
Capital Stock 151	33,334
Capital Stock 152	$ 3.00
Capital Stock 153	100,000
Capital Stock 154	$ 4.00
Capital Stock 155	700,000
Capital Stock 156	$ 2.25
Capital Stock 157	1,575,000
Capital Stock 158	650,000
Capital Stock 159	975,000
Capital Stock 160	$ 2.00
Capital Stock 161	84,963
Capital Stock 162	975,000
Capital Stock 163	84,963
Capital Stock 164	2.00
Capital Stock 165	1.50
Capital Stock 166	69.00%
Capital Stock 167	1
Capital Stock 168	0.00%
Capital Stock 169	0.10%
Capital Stock 170	615,600
Capital Stock 171	$ 1.25
Capital Stock 172	769,500
Capital Stock 173	$ 2.00
Capital Stock 174	77,000
Capital Stock 175	8,000
Capital Stock 176	$ 2.00
Capital Stock 177	15,896
Capital Stock 178	15,896
Capital Stock 179	2.00
Capital Stock 180	1.74
Capital Stock 181	84.88%
Capital Stock 182	1
Capital Stock 183	0.15%
Capital Stock 184	0.00%
Capital Stock 185	270,000
Capital Stock 186	$ 1.25
Capital Stock 187	337,500
Capital Stock 188	$ 2.00
Capital Stock 189	33,750
Capital Stock 190	25,150
Capital Stock 191	2,700,513
Capital Stock 192	1,297,889
Capital Stock 193	52,367
Capital Stock 194	$ 0.75
Capital Stock 195	75,000
Capital Stock 196	4,208,910
Capital Stock 197	549,000
Capital Stock 198	26,058
Capital Stock 199	1,108,506
Capital Stock 200	$ 0.75
Capital Stock 201	2,196,133
Capital Stock 202	$ 0.40
Capital Stock 203	878,453
Capital Stock 204	$ 0.75
Capital Stock 205	89,680
Capital Stock 206	43,923
Capital Stock 207	$ 0.75
Capital Stock 208	16,494
Capital Stock 209	6,448,966
Capital Stock 210	$ 0.001
Capital Stock 211	1.50
Capital Stock 212	$ 60,000
Capital Stock 213	120,000
Capital Stock 214	$ 0.50
Capital Stock 215	$ 1.00